Goodwill And Other Intangible Assets (Carrying Amount Of Other Intangible Assets By Major Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Intangible assets subject to amortization:
Gross carrying amount	¥ 3,032,775	¥ 2,569,981
Accumulated amortization	1,910,207	1,715,899
Net carrying amount	1,122,568	854,082
Intangible assets not subject to amortization:
Net carrying amount	10,786	12,071
Total intangible assets, Net	1,133,354	866,153
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	7,749	9,034
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	1,858,371	1,640,297
Accumulated amortization	1,245,657	1,105,783
Net carrying amount	612,714	534,514
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	712,188	638,863
Accumulated amortization	497,219	456,339
Net carrying amount	214,969	182,524
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	380,674	233,360
Accumulated amortization	147,774	136,603
Net carrying amount	232,900	96,757
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	72,788	52,562
Accumulated amortization	16,995	14,430
Net carrying amount	55,793	38,132
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount	8,754	4,899
Accumulated amortization	2,562	2,744
Net carrying amount	¥ 6,192	¥ 2,155